7. Stockholders' Equity: Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	6 Months Ended
Jun. 30, 2012
Fair Value Assumptions, Risk Free Interest Rate	1.75%
Fair Value Assumptions, Expected Dividend Payments	$ 0
Fair Value Assumptions, Expected Term	5 years
Fair Value Assumptions, Expected Volatility Rate	146.60%